Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014 [1]	Dec. 31, 2013	[1]
Consolidated Statements of Comprehensive Income [Abstract]
Net income		$ 22,798		$ 60,184	$ 53,940
Other components of comprehensive income, net of tax:
Change in fair value of derivatives, net of deferred tax	[2],[3]	158		(3,238)	22,093
Reclassification from other comprehensive income (loss) into earnings due to termination of derivative liabilities, net of deferred tax	[4]	(130)	[3]	0	(1,302)	[3]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[5]	1,563	[3]	0	0
Comprehensive income		$ 24,389		$ 56,946	$ 74,731

[1]	As restated
[2]	Deferred tax expense was $0.3 million for the year ended December 31, 2015. Deferred tax benefit was $0.6 million for the year ended December 31, 2014. Deferred tax expense was $3.5 million for the year ended December 31, 2013.
[3]	See Note 12 to Notes to Consolidated Financial Statements.
[4]	Deferred tax benefit was $19,000 and $0.2 million for the years ended December 31, 2015 and 2013, respectively.
[5]	Deferred tax benefit was $0.2 million for the year ended December 31, 2015.